Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows provided by operating activities:
Net income	$ 61,102	$ 40,442	$ 27,392
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	56,230	48,844	34,322
Amortization of contract intangibles / liabilities	(1,518)	(1,518)	(1,518)
Amortization of deferred revenue	(1,629)	(1,913)	(1,170)
Amortization of deferred debt issuance cost	1,198	1,149	3,021
Goodwill impairment charge		6,217
Drydocking expenditure	(2,595)
Income tax expense	(15)	(59)	15
Income taxes paid	(255)	(348)	(731)
Unrealized (gain) loss on derivative instruments	(5,033)	390	3,910
Unrealized (gain) loss on foreign currency transactions	93	22	(136)
Other items			(16)
Changes in operating assets and liabilities
Decrease (increase) in amounts due from related parties	(33)	1,008	(49)
Decrease (increase) in inventories	(20)	210	58
Decrease (increase) in other current assets	(110)	1,222	(172)
Increase (decrease) in trade accounts payable	45	45	337
Increase (decrease) in accrued expenses	(1,699)	(737)	(2,092)
Increase (decrease) in accrued revenue	(1,153)
Increase (decrease) prepaid revenue	3,995	(4,306)	793
Increase (decrease) in amounts due to related parties	(159)	(1,508)	(4,625)
Net cash provided by operating activities	108,445	89,160	59,339
Cash flows from investing activities:
Disposals (additions) to vessel and equipment	(846)	(1,526)	6
Net cash used in investing activities	(13,952)	(46,488)	(121,946)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 16)	30,000		377,813
Proceeds from issuance of long-term debt from related parties (Note 16 and 18)	25,000		12,000
Repayment of long-term debt (Note 16)	(60,992)	(78,276)	(420,196)
Repayment of long-term debt from related parties	(24,018)	(32,253)	(10,612)
Accumulated interest from related party			263
Payments of debt issuance cost	(174)	(9)	(5,004)
Repurchase of common units		(2,298)
Proceeds from public offerings, net of underwriters' discount		116,924	147,023
Offering cost		(293)	(340)
Cash distribution	(60,161)	(53,370)	(36,637)
Change in restricted cash			458
Net cash provided by (used in) financing activities	(90,345)	(49,575)	64,768
Effect of exchange rate changes on cash	(57)	(270)	(251)
Net increase in cash and cash equivalents	4,091	7,173	1,910
Cash and cash equivalents at the beginning of the year	23,573	30,746	28,836
Cash and cash equivalents at the end of the year	27,664	23,573	30,746
Raquel Knutsen [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired	$ (13,106)
Hilda Knutsen and Torill Knutsen [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired			(105,296)
Dan Cisne [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired			$ (16,656)
Dan Sabia [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired		(36,843)
Ingrid Knutsen [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash acquired		$ (8,119)